Note 2 - Basis of Presentation - Going Concern Uncertainties (Tables)	15 Months Ended
Sep. 30, 2012
Schedule of Other Assets and Other Liabilities [Table Text Block]
	September 30,	March 31,
	2012	2012

Working capital (deficiency)	$723,557	$(390,180)
Deficit	342,789	1,715,649